Income Taxes	6 Months Ended
Sep. 30, 2011
Income Taxes (Abstract)
Income Taxes

12. Income taxes:

For the six and three months ended September 30, 2010, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 82.3% and 91.0%, respectively, is mainly due to non-deductible expenses, different tax rates and changes in statutory tax rates applicable to income (loss) of foreign subsidiaries.

For the six months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of negative 155.2% is mainly due to an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenue increased the effective tax rate. For the three months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 0.8% is mainly due to an increase in valuation allowance of foreign subsidiaries.

Subsequent event

In Japan, on November 30, 2011, the bill for reconstruction funding after the March 11 earthquake (the "Reconstruction Funding Bill") and the bill for the remaining items of the 2011 tax reform (the "Tax Reform Bill") were approved by the Diet. Under the Reconstruction Funding Bill, Special Reconstruction Corporate Tax will be imposed on companies, which will be calculated by multiplying the base corporation tax by 10% and will be effective for three fiscal years from April 1, 2012 to March 31, 2015. Under the Tax Reform Bill, the corporate income tax rate will be reduced by 4.5%, effective from the fiscal year beginning on or after April 1, 2012. The new tax laws related to these bills were promulgated on December 2, 2011, and as a result, the domestic statutory tax rates will be approximately 38% for the next three fiscal years and approximately 36% thereafter.

The new domestic statutory tax rates for calculating the deferred tax assets and liabilities as of December 31, 2011 will be 38% for those temporary differences expected to be realized or settled by March 31, 2015 and 36% for those after March 31, 2015. The impact of these changes is currently being evaluated.